Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	119,768.54
Total Transaction Valuation	867,259,487.00
Total Offset Amount	0.00
Net Fee	$ 119,768.54
Offering Table N/A
Offset Table N/A	N/A